Debt - Summary of Expected Future Payments (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 7,573
2025	19
2026
2027
2028
Thereafter
Total payment outstanding	$ 7,592